Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-Current
Accounts receivable	$ 3,524	$ 4,244
Loss allowance (see Note 3A(iii))	(2,105)	0
Non current trade receivables	1,419	4,244
Current
Accounts receivable	137,831	141,253
Trade receivables from related parties (Note 26)	2,988	1,130
Loss allowance (see Note 3A(iii))	(23,922)	(20,549)
Current trade receivables	$ 116,897	$ 121,834